Property and Equipment, Net - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,627,670	$ 1,497,541
Less accumulated depreciation	(1,019,719)	(972,227)
Property and equipment, net	607,951	525,314
Computers, Related Equipment and Software [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	1,163,807	1,109,465
Building and Land [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	177,255	109,446
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	234,777	230,817
Furniture, Fixtures and Other [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 51,831	$ 47,813